PROPERTY, PLANT, AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2017
Property Plant And Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET

4. PROPERTY, PLANT AND EQUIPMENT, NET

Details on property, plant and equipment follow.

	March 31, 2017	December 31, 2016
	(In thousands)
Gathering and processing systems and related equipment	$2,040,517	$2,026,363
Construction in progress	44,464	39,954
Land and line fill	11,442	11,442
Other	35,439	35,227
Total	2,131,862	2,112,986
Less accumulated depreciation	277,779	259,315
Property, plant and equipment, net	$1,854,083	$1,853,671

Depreciation expense and capitalized interest follow.

	Three months ended March 31,
	2017	2016
	(In thousands)
Depreciation expense	$18,491	$17,370
Capitalized interest	468	716